POST BALANCE SHEET EVENTS (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 04, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 09, 2024	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period
Contingent consideration		$ 32			$ 78
Pension plans | United States of America
Disclosure of non-adjusting events after reporting period
Lump sum paid in exchange for outstanding plan benefits		80
Expense recognised on difference between lump sum paid and defined benefit obligation		$ 4
Major business combination | Cartiheal Ltd
Disclosure of non-adjusting events after reporting period
Percentage of share capital acquired				100.00%
Cash transferred				$ 180
Contingent consideration				$ 150
Termination of US pension plan | Pension plans | United States of America
Disclosure of non-adjusting events after reporting period
Premium amount paid with respect to settlement of plan	$ 245
Termination of US pension plan | Pension plans | United States of America | Forecast
Disclosure of non-adjusting events after reporting period
Gain on annuity purchase contract connected to termination of plan			$ 2